Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Ordinary shares Class A	Ordinary shares Class B	Subscription receivable	Additional paid-in capital	Retained earnings (Accumulated deficits)	Accumulated other comprehensive income (loss)	Statutory reserve	Class A	Class B	Total
BALANCE (in Shares) at Oct. 31, 2022	10,000,000	5,000,000
BALANCE at Oct. 31, 2022	$ 1,000	$ 500	$ (1,500)	$ 1,210,094	$ (9,330)	$ (178,658)				$ 1,022,106
Net income					1,859,613					1,859,613
Statutory reserve					(188,144)		$ 188,144
Foreign currency translation adjustments						(67,065)				(67,065)
BALANCE (in Shares) at Oct. 31, 2023	10,000,000	5,000,000
BALANCE at Oct. 31, 2023	$ 1,000	$ 500	(1,500)	1,210,094	1,662,139	(245,723)	188,144			2,814,654
Net income					2,103,357					2,103,357
Statutory reserve					(214,477)		214,477
Foreign currency translation adjustments						99,298				99,298
BALANCE (in Shares) at Oct. 31, 2024	10,000,000	5,000,000						10,000,000	5,000,000
BALANCE at Oct. 31, 2024	$ 1,000	$ 500	(1,500)	1,210,094	3,551,019	(146,425)	402,621			5,017,309
Issuance of ordinary shares upon Initial Public Offering (“IPO”)	$ 125			3,012,788						3,012,913
Issuance of ordinary shares upon Initial Public Offering (“IPO”) (in Shares)	1,250,000
Net income					(322,202)					(322,202)
Statutory reserve					(110,111)		110,111
Foreign currency translation adjustments						19,651				19,651
BALANCE (in Shares) at Oct. 31, 2025	11,250,000	5,000,000						11,250,000	5,000,000
BALANCE at Oct. 31, 2025	$ 1,125	$ 500	$ (1,500)	$ 4,222,882	$ 3,118,706	$ (126,774)	$ 512,732			$ 7,727,671